2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Accumulated deficit	$ (5,000,931)		$ (5,000,931)		$ (2,697,399)	$ (1,213,284)
Anti dilutive weighted average number of common shares	5,886,400	1,878,400	11,633,337	20,000	8,353,400	1,578,400
Allowance for doubtful accounts					0
Adjustments to the carrying value of inventory					0	1,667
Depreciation expense					682	0
Interest and penalty expense					0	0
Weighted-average fair value of stock options					$ 0.30	$ 0.20
Stock-based compensation expense					480,108	149,727
Unrecognized compensation expense related to non-vested stock option					$ 1,654,000
weighted-average period unrecognized compensation expense related to non-vested stock option					2 years 5 months